SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2014
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

NOTE 19 – SUBSEQUENT EVENTS

We have evaluated all events or transactions that occurred after December 31, 2014 up through the date we issued the consolidated financial statements.

On May 6, 2015, the Company announced a share repurchase program for up to a total of 500,000 ADS's through May 2016 in accordance with applicable requirements of Rule 10b5-1 and/or Rule 10b-18 under the U.S. Securities Exchange Act of 1934, as amended. As of October 8, 2015, a total of 61,263 ADS's have been purchased under the repurchase program.